Derivative instruments and hedging activities - Additional information (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability position with credit-risk-related contingent features		¥ 727,000	¥ 750,000
Collateral pledged for derivative instruments with credit-risk-related contingent features that are in a liability position		583,000	635,000
Additional collateral required to be posted, aggregate fair value		2,000	3,000
Derivative Liability, Fair Value, Gross Liability	[1]	16,191,000	¥ 20,790,000
Sale and Total Return Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Transfer of Financial Assets Accounted for as Sales, Amount Derecognized		69,405
Transfer of Financial Assets Accounted for as Sales, Cash Proceeds Received for Assets Derecognized, Amount		69,535
Transfer of Financial Assets Accounted for as Sales, Fair Value of Derecognized Assets		67,773
Sale and Total Return Swap [Member] | Financial Assets Derecognized [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Liability, Fair Value, Gross Liability		¥ 1,539

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.